Entity Level Disclosures and Segment Information (Details) - One main customer [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity Level Disclosures and Segment Information (Details) [Line Items]
Revenue	$ 6,948	$ 2,214
Total sales percentage	37.00%	22.00%